Annual Fund Operating Expenses - SA Large Cap Index Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.38%
Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.41%
Fee Waivers and/or Expense Reimbursements	0.14%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.27%	[1]
Class 3
Operating Expenses:
Management Fees	0.38%
Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.66%
Fee Waivers and/or Expense Reimbursements	0.14%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.52%	[1]

[1]	Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, $0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion. This agreement may be terminatedprior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust.